PREPAYMENT FOR LONG-TERM ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
PREPAYMENT FOR LONG-TERM ASSETS

NOTE 7 – PREPAYMENT FOR LONG-TERM ASSETS

At March 31, 2018 and December 31, 2017, prepayment for long-term assets consisted of the following:

	March 31, 2018	December 31, 2017
Prepayment for manufacturing equipment purchased	$47,714	$153,688
	$47,714	$153,688

NOTE 7 – PREPAYMENT FOR LONG-TERM ASSETS

At December 31, 2017 and 2016, prepayment for long-term assets consisted of the following:

	December 31, 2017	December 31, 2016
Prepayment for manufacturing equipment purchased	$153,688	$—
	$153,688	$—